Investment Strategy	Feb. 25, 2026
T. Rowe Price Capital Appreciation and Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund normally invests 50-70% of its net assets in fixed income and other debt instruments, including corporate and government bonds, mortgage- and asset-backed securities, convertible bonds, and bank loans (which represent an interest in amounts owed by a borrower to a syndicate of lenders). The fund normally invests 30-50% of its net assets in common and preferred stocks.

In addition, the adviser seeks attractive risk/reward values among all types of securities. The portion of the fund invested in a type of particular security, such as stocks or bonds, results largely from a case-by-case analysis of each instrument and will vary based on market conditions. When selecting stocks, the adviser generally focuses on finding companies whose stocks are expected to provide an attractive return relative to the company’s associated risk. There are no limits on the market capitalization of the issuers of the stocks in which the fund invests.

The fund follows a similar security selection process with respect to fixed income and other debt instruments. When deciding whether to adjust duration, credit risk exposure, or allocations among the various asset classes, the adviser generally focuses on finding holdings with the best risk-adjusted return potential while emphasizing income generation. For example, the adviser may examine characteristics and relative prospects among government and agency obligations; bank loans; and corporate bonds, including those rated noninvestment grade (BB and lower, or an equivalent rating), commonly known as high yield “junk” bonds. The fund may purchase fixed income instruments of any maturity and there are no overall maturity or duration restrictions for the fixed income portion of the portfolio. In addition, there are no limits on the fund’s investments in debt instruments that are rated noninvestment grade, including distressed and defaulted securities.

High yield bond issuers often include small or relatively new companies lacking the history or capital to merit investment-grade status, former blue chip companies downgraded because of financial problems, companies electing to borrow heavily to finance or avoid a takeover or buyout, and firms with heavy debt loads. While high yield corporate bonds are typically issued with a fixed interest rate, bank loans have floating interest rates that reset periodically (typically quarterly or monthly). Bank loans represent amounts borrowed by companies or other entities from banks and other lenders. The fund will primarily acquire floating rate loans as an assignment from another lender who holds a floating rate loan.

Strategy Portfolio Concentration [Text]	The fund normally invests 50-70% of its net assets in fixed income and other debt instruments, including corporate and government bonds, mortgage- and asset-backed securities, convertible bonds, and bank loans (which represent an interest in amounts owed by a borrower to a syndicate of lenders).
T. Rowe Price Capital Appreciation Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund normally invests at least 50% of its total assets in stocks and the remaining assets are generally invested in corporate and government debt (including mortgage- and asset-backed securities), convertible securities, and bank loans (which represent an interest in amounts owed by a borrower to a syndicate of lenders) in keeping with the fund’s objective. The fund may also invest up to 25% of its total assets in foreign securities.

The fund’s investments in stocks generally fall into one of two categories: the larger category comprises long-term core holdings whose prices when purchased are considered low in terms of company assets, earnings, or other factors; the smaller category comprises opportunistic investments whose prices the adviser expects to rise in the short term but not necessarily over the long term. There are no limits on the market capitalization of the issuers of the stocks in which the fund invests. Since the adviser attempts to prevent losses as well as achieve gains, the adviser typically uses a value approach in selecting investments. The adviser’s in-house research team seeks to identify companies that seem undervalued by various measures, such as price/book value, and may be temporarily out of favor but have good prospects for capital appreciation. The adviser may establish relatively large positions in companies it finds particularly attractive.

In addition, the adviser searches for attractive risk/reward values among all types of securities. The portion of the fund’s investment in a particular type of security, such as common stocks, results largely from case-by-case investment decisions, and the size of the fund’s cash reserves may reflect the portfolio manager’s ability to find companies that meet valuation criteria rather than the portfolio manager’s market outlook.

The fund may purchase bonds, convertible securities, and bank loans for their income or other features or to gain additional exposure to a company. Maturity and quality are not necessarily major considerations and there are no limits on the maturities or credit ratings of the debt instruments in which the fund invests. The fund may invest up to 30% of its total assets in below investment-grade corporate bonds (also known as “junk bonds”) and other debt instruments that are rated below investment grade. If a security is split rated (i.e., rated investment grade by at least one rating agency and below investment grade by another rating agency), the higher rating will be used for purposes of this requirement.

At times, the fund may have a significant portion of its assets invested in the same economic sector.

Strategy Portfolio Concentration [Text]	The fund normally invests at least 50% of its total assets in stocks and the remaining assets are generally invested in corporate and government debt (including mortgage- and asset-backed securities), convertible securities, and bank loans (which represent an interest in amounts owed by a borrower to a syndicate of lenders) in keeping with the fund’s objective.